Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
Allowances for doubtful accounts
Allowances for
doubtful accounts
Balance, December 31, 2012	$3,503
- Recoveries	(1,374)
- Additions	493
Balance, December 31, 2013	$2,622
- Recoveries	(599)
- Additions	3,828
Balance, December 31, 2014	$5,851